SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders	$ 398,172	$ 4,595,982	$ 6,237,488
Weighted-average number of ordinary shares outstanding – basic	2,387,833	913,960	836,077
Outstanding options	15,015	5,851	3,529
Outstanding warrants
Potentially dilutive shares from outstanding options and warrants	15,015	5,851	3,529
Weighted-average number of ordinary shares outstanding – diluted	2,402,848	919,811	839,606
Earnings per share – basic	$ 0.17	$ 5.03	$ 7.47
Earnings per share – diluted	$ 0.17	$ 5.00	$ 7.43